Investment Strategy	Dec. 31, 2025
ClearBridge Variable Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund invests primarily in common stocks of companies the portfolio managers believe are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies offering prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium capitalization companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 25% of its net assets (at the time of investment) in equity securities of foreign issuers.

ClearBridge Variable Mid Cap Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. Medium capitalization companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as determined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of medium capitalization companies for purposes of the fund’s 80% investment policy.
The fund may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies.
The fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.

ClearBridge Variable Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund are still considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.
The fund may invest up to 20% of its net assets (at the time of investment) in foreign securities.
The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.

Franklin Multi-Asset Variable Growth
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”) (such mutual funds and ETFs collectively referred to as “underlying funds”). The portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Franklin Templeton investment managers. The fund may also invest in mutual funds and ETFs managed by unaffiliated investment advisers. When selecting underlying funds to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Franklin Templeton affiliated underlying funds, provided that appropriate products are available.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income and fixed income-like strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.
The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.
The underlying funds have a range of investment styles and focuses. The underlying funds may invest in U.S., foreign and/or emerging markets, may engage in derivative transactions, and may take both long and short positions in securities. The underlying equity funds may include exposure to any market capitalization or investment style, including growth or value strategies. The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The underlying funds may have exposure to non-traditional, alternative investments, including commodities, real estate assets and infrastructure assets, among other types of alternative asset classes. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Franklin Multi-Asset Variable Moderate Growth
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”) (such mutual funds and ETFs collectively referred to as “underlying funds”). The portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Franklin Templeton investment managers. The fund may also invest in mutual funds and ETFs managed by unaffiliated investment advisers. When selecting underlying funds to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Franklin Templeton affiliated underlying funds, provided that appropriate products are available.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income and fixed income-like strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.
The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.
The underlying funds have a range of investment styles and focuses. The underlying funds may invest in U.S., foreign and/or emerging markets, may engage in derivative transactions, and may take both long and short positions in securities. The underlying equity funds may include exposure to any market capitalization or investment style, including growth or value strategies. The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The underlying funds may have exposure to non-traditional, alternative investments, including commodities, real estate assets and infrastructure assets, among other types of alternative asset classes. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Franklin Multi-Asset Variable Conservative Growth
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”) (such mutual funds and ETFs collectively referred to as “underlying funds”). The portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Franklin Templeton investment managers. The fund may also invest in mutual funds and ETFs managed by unaffiliated investment advisers. When selecting underlying funds to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Franklin Templeton affiliated underlying funds, provided that appropriate products are available.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income and fixed income-like strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.
The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.
The underlying funds have a range of investment styles and focuses. The underlying funds may invest in U.S., foreign and/or emerging markets, may engage in derivative transactions, and may take both long and short positions in securities. The underlying equity funds may include exposure to any market capitalization or investment style, including growth or value strategies. The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The underlying funds may have exposure to non-traditional, alternative investments, including commodities, real estate assets and infrastructure assets, among other types of alternative asset classes. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Franklin Templeton Aggressive Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is managed as an asset allocation program. The portfolio managers allocate the fund’s assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with its variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds, and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the fund’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct an aggressive model portfolio by allocating between 80% to 100% of the fund’s assets among underlying funds that invest in equity and equity-like strategies and between 0% to 20% of the fund’s assets among underlying funds that invest in fixed income strategies. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement.
The portfolio managers analyze the underlying funds to determine the factors they believe contribute to the underlying funds’ long-term performance. The portfolio managers will then allocate to the underlying funds based on, among other things, considerations such as the portfolio managers’ views of how these factors may perform in the future, risks associated with the underlying funds, projected correlations among the underlying funds, and how the characteristics of the overall portfolio align with the fund’s benchmark. The portfolio managers use quantitative and qualitative methods to determine how to allocate the fund’s assets among the underlying funds. The portfolio managers may change the fund’s holdings of underlying funds in response to changes in the portfolio managers’ investment outlook, their assessment of the underlying funds or for other reasons. The portfolio managers use the same selection process for all types of underlying funds, but typically allocate to insurance-dedicated underlying funds in preference to noninsurance-dedicated underlying funds with similar characteristics.
The fund compares its performance to a composite benchmark, consisting of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index, and 10% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the fund similar to that of this composite benchmark.
The underlying funds have a range of investment styles, objectives and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may invest in equity securities of all types, including common stock, preferred stock, right and warrants, and securities convertible into common stock. The underlying equity funds may include exposure to any market capitalization or investment style, including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships will be deemed to be “equity funds” for purposes of the fund’s allocation strategy. The underlying fixed income funds may invest in fixed income securities of all types, including government and government-sponsored securities, corporate bonds and securitized products. The underlying fixed income funds may include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying fixed income funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities and durations of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the fund’s portfolio managers. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Franklin Templeton Moderately Aggressive Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is managed as an asset allocation program. The portfolio managers allocate the fund’s assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with its variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds, and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the fund’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a moderately aggressive model portfolio by allocating between 60% to 70% of the fund’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the fund’s assets among underlying funds that invest in fixed income strategies. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement.
The portfolio managers analyze the underlying funds to determine the factors they believe contribute to the underlying funds’ long-term performance. The portfolio managers will then allocate to the underlying funds based on, among other things, considerations such as the portfolio managers’ views of how these factors may perform in the future, risks associated with the underlying funds, projected correlations among the underlying funds, and how the characteristics of the overall portfolio align with the fund’s benchmark. The portfolio managers use quantitative and qualitative methods to determine how to allocate the fund’s assets among the underlying funds. The portfolio managers may change the fund’s holdings of underlying funds in response to changes in the portfolio managers’ investment outlook, their assessment of the underlying funds or for other reasons. The portfolio managers use the same selection process for all types of underlying funds, but typically allocate to insurance-dedicated underlying funds in preference to noninsurance-dedicated underlying funds with similar characteristics.
The fund compares its performance to a composite benchmark, consisting of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the fund similar to that of this composite benchmark.
The underlying funds have a range of investment styles, objectives and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may invest in equity securities of all types, including common stock, preferred stock, right and warrants, and securities convertible into common stock. The underlying equity funds may include exposure to any market capitalization or investment style, including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships will be deemed to be “equity funds” for purposes of the fund’s allocation strategy. The underlying fixed income funds may invest in fixed income securities of all types, including government and government-sponsored securities, corporate bonds and securitized products. The underlying fixed income funds may include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying fixed income funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities and durations of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the fund’s portfolio managers. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Franklin Templeton Moderate Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is managed as an asset allocation program. The portfolio managers allocate the fund’s assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with its variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds, and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the fund’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a moderate model portfolio by allocating between 45% to 65% of the fund’s assets among underlying funds that invest in equity and equity-like strategies and between 35% to 55% of the fund’s assets among underlying funds that invest in fixed income strategies. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement.
The portfolio managers analyze the underlying funds to determine the factors they believe contribute to the underlying funds’ long-term performance. The portfolio managers will then allocate to the underlying funds based on, among other things, considerations such as the portfolio managers’ views of how these factors may perform in the future, risks associated with the underlying funds, projected correlations among the underlying funds, and how the characteristics of the overall portfolio align with the fund’s benchmark. The portfolio managers use quantitative and qualitative methods to determine how to allocate the fund’s assets among the underlying funds. The portfolio managers may change the fund’s holdings of underlying funds in response to changes in the portfolio managers’ investment outlook, their assessment of the underlying funds or for other reasons. The portfolio managers use the same selection process for all types of underlying funds, but typically allocate to insurance-dedicated underlying funds in preference to noninsurance-dedicated underlying funds with similar characteristics.
The fund compares its performance to a composite benchmark, consisting of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the fund similar to that of this composite benchmark.
The underlying funds have a range of investment styles, objectives and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may invest in equity securities of all types, including common stock, preferred stock, right and warrants, and securities convertible into common stock. The underlying equity funds may include exposure to any market capitalization or investment style, including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships will be deemed to be “equity funds” for purposes of the fund’s allocation strategy. The underlying fixed income funds may invest in fixed income securities of all types, including government and government-sponsored securities, corporate bonds and securitized products. The underlying fixed income funds may include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying fixed income funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities and durations of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the fund’s portfolio managers. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Franklin Templeton Moderately Conservative Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is managed as an asset allocation program. The portfolio managers allocate the fund’s assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with its variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds, and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the fund’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a moderately conservative model portfolio by allocating between 30% to 50% of the fund’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the fund’s assets among underlying funds that invest in fixed income strategies. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement.
The portfolio managers analyze the underlying funds to determine the factors they believe contribute to the underlying funds’ long-term performance. The portfolio managers will then allocate to the underlying funds based on, among other things, considerations such as the portfolio managers’ views of how these factors may perform in the future, risks associated with the underlying funds, projected correlations among the underlying funds, and how the characteristics of the overall portfolio align with the fund’s benchmark. The portfolio managers use quantitative and qualitative methods to determine how to allocate the fund’s assets among the underlying funds. The portfolio managers may change the fund’s holdings of underlying funds in response to changes in the portfolio managers’ investment outlook, their assessment of the underlying funds or for other reasons. The portfolio managers use the same selection process for all types of underlying funds, but typically allocate to insurance-dedicated underlying funds in preference to noninsurance-dedicated underlying funds with similar characteristics.
The fund compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the fund similar to that of this composite benchmark.
The underlying funds have a range of investment styles, objectives and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may invest in equity securities of all types, including common stock, preferred stock, right and warrants, and securities convertible into common stock. The underlying equity funds may include exposure to any market capitalization or investment style, including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships will be deemed to be “equity funds” for purposes of the fund’s allocation strategy. The underlying fixed income funds may invest in fixed income securities of all types, including government and government-sponsored securities, corporate bonds and securitized products. The underlying fixed income funds may include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying fixed income funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities and durations of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the fund’s portfolio managers. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Franklin Templeton Conservative Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is managed as an asset allocation program. The portfolio managers allocate the fund’s assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with its variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds, and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the fund’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a conservative model portfolio by allocating between 10% to 30% of the fund’s assets among underlying funds that invest in equity and equity-like strategies and between 70% to 90% of the fund’s assets among underlying funds that invest in fixed income strategies. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement.
The portfolio managers analyze the underlying funds to determine the factors they believe contribute to the underlying funds’ long-term performance. The portfolio managers will then allocate to the underlying funds based on, among other things, considerations such as the portfolio managers’ views of how these factors may perform in the future, risks associated with the underlying funds, projected correlations among the underlying funds, and how the characteristics of the overall portfolio align with the fund’s benchmark. The portfolio managers use quantitative and qualitative methods to determine how to allocate the fund’s assets among the underlying funds. The portfolio managers may change the fund’s holdings of underlying funds in response to changes in the portfolio managers’ investment outlook, their assessment of the underlying funds or for other reasons. The portfolio managers use the same selection process for all types of underlying funds, but typically allocate to insurance-dedicated underlying funds in preference to noninsurance-dedicated underlying funds with similar characteristics.
The fund compares its performance to a composite benchmark, consisting of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the fund similar to that of this composite benchmark.
The underlying funds have a range of investment styles, objectives and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may invest in equity securities of all types, including common stock, preferred stock, right and warrants, and securities convertible into common stock. The underlying equity funds may include exposure to any market capitalization or investment style, including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships will be deemed to be “equity funds” for purposes of the fund’s allocation strategy. The underlying fixed income funds may invest in fixed income securities of all types, including government and government-sponsored securities, corporate bonds and securitized products. The underlying fixed income funds may include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying fixed income funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities and durations of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the fund’s portfolio managers. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.